CMC Fund Trust
                             1300 S.W. Sixth Avenue
                               Portland, OR 97201



                                December 24, 1997



Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

     Re:  CMC Fund Trust
               -CMC Small Cap Fund Portfolio
               -CMC International Stock Fund Portfolio
               -CMC High Yield Fund Portfolio
               -CMC Short Term Bond Fund Portfolio
          File Nos. 33-30394, 811-5857, CIK 0000854126


          Pursuant to Rule 497(j) under the Securities Act of 1933, the Registrant certifies that the forms of Prospectuses and Statements of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 13 to the Registration Statement on Form N1-A for the above Registrant as filed electronically with the Securities and Exchange Commission on December 24, 1997.

          Any questions regarding this transmission can be directed to Mark Wentzien at (503) 795-6397.

                                   Very truly yours,

                                   CMC Fund Trust


                                   By:  J. JERRY INSKEEP, JR.
                                        ---------------------------------------
                                        President